Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 125,000,000
Previously Paid Amount	0
Total Fee Amount	16,295.8
Total Offset Amount	0
Net Fee	$ 16,295.8
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A